Operating Lease	9 Months Ended
Sep. 30, 2019
Operating Lease [Abstract]
Operating Lease

3.    Operating lease

We currently lease approximately 6,500 square feet of retail/office space in Seattle, Washington for our principal executive and administrative offices. The term of the lease is five years expiring February 2020 with an option to extend for additional one-year terms, indefinitely. In the normal course of business, it is expected that this lease will be renewed or replaced by leases on another property. The Company has not included these options to extend in its calculation of right-of-use assets or lease liabilities as it is not reasonably certain to exercise these options. The lease agreement does not contain any residual value guarantees, material restrictions or covenants.

Upon adoption, the Company elected the package of practical expedients permitted in ASC Topic 842. Accordingly, the Company accounted for its existing operating lease as an operating lease under the new guidance, without reassessing (a) whether the contract contains a lease under ASC Topic 842, (b) whether classification of the operating lease would be different in accordance with ASC Topic 842, or (c) whether the unamortized initial direct costs before the transition adjustments would have met the definition of initial direct costs in ASC Topic 842 at lease commencement. As a result of the adoption of the new lease accounting guidance, the Company recognized on January 1, 2019, a lease liability of $124,000 which represents the remaining lease payments and a right-of-use-asset of $116,000. The difference between the right-of-use asset and lease liability relates to the deferred rent liability of $8,000 that was included on the Company’s condensed consolidated balance sheets prior to adoption of ASC Topic 842. This amount was eliminated at the time of adoption and is included in the lease liability balance. The discount on the lease liability was not material and was not recognized.

As of September 30, 2019, we have $27,000 in lease payments remaining in 2019 and $18,000 lease payments remaining in 2020.

Operating lease cost for the three months ended September 30, 2019 was $25,000. Cash paid for amounts included in the measurement of operating lease liabilities for the three months ended September 30, 2019 was $27,000. Operating lease cost for the nine months ended September 30, 2019 was $75,000. Cash paid for amounts included in the measurement of operating lease liabilities for the nine months ended September 30, 2019 was $79,000.

The Company has elected the practical expedient for short-term leases. Operating lease cost for the Company’s short-term leases for the nine months ended September 30, 2019, was immaterial.